Note 16 - Contingencies, Environmental And Legal Matters (Tables)	12 Months Ended
Dec. 31, 2013
Loss Contingency [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
Successor:
Balance, April 23, 2013 (inception)	$-
Acquisitions	2,206
Additional obligations incurred	2,558
Accretion expense	31
Foreign currency adjustments	(30)
Balance, December 31, 2013	$4,765

Predecessor:
Balance, December 31, 2012	$2,283
Settlements	(96)
Accretion expense	117
Foreign currency adjustments	(98)
Balance, October 31, 2013	$2,206
Predecessor:
Balance, December 31, 2011	$2,497
Additional obligations incurred	100
Settlements	(259)
Accretion expense	227
Revisions	(200)
Foreign currency adjustments	(82)
Balance, December 31, 2012	$2,283

Predecessor:
Balance, December 31, 2010	$2,283
Accretion expense	170
Foreign currency adjustments	44
Balance, December 31, 2011	$2,497